Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Income before income taxes	$ 14,958,942	$ 20,372,893	$ 14,620,087
Adjustments for:
Share of loss of the investment accounted by the equity method	5,333	7,760	9,685
Depreciation and amortization	3,260,815	2,322,984	2,069,157
Interest income	(1,440,337)	(1,615,065)	(1,349,317)
Interest expense	1,564,109	826,708	1,125,862
Exchange loss	1,051,992	531,957	1,608,954
Exchange gain	(284,877)	(2,320,904)	(771,746)
Working capital variations:
Accounts receivable	359,431	(427,670)	161,248
Recoverable taxes and other current assets	1,154,447	(560,929)	(23,262)
Trade accounts payable and acrrued expenses	(1,661,871)	923,931	(240,795)
Total adjustments to reconcile profit (loss)	18,967,984	20,061,665	17,209,873
Income taxes paid	(6,619,371)	(4,490,624)	(3,764,682)
Net cash flows generated from operating activities	12,348,613	15,571,041	13,445,191
Investing activities
Payment for Acquisition of ASUR Airports Subsidiary, net of cash	(5,112,151)
Improvements to assets under concession and acquisition of furniture and equipment	(7,807,852)	(4,394,462)	(1,371,000)
Investment accounted by the equity method			(305,885)
Reimbursement of investment in joint venture			6,802
Loans granted			47,922
Interest received	1,439,022	1,483,246	1,202,286
Restricted cash	(168,571)	(123,394)	(210,594)
Investment in financial instruments			(1,818,949)
Investment in financial instruments	1,537,688	281,261
Net cash flows used in investing activities	(10,111,864)	(2,753,349)	(2,449,418)
Financing activities
Proceeds from bank loan	21,065,000
Restricted cash	171,169	(304,831)	15,922
Bank loans paid	(5,175,000)	(538,712)	(1,475,000)
Lease payments - Principal portion	(5,709)	(5,335)	(5,186)
Long-term debt paid	(263,130)	(224,914)	(200,535)
Interest paid	(1,371,116)	(938,155)	(1,067,106)
Loan origination fees	(173,947)
Capital reduction (non-controlling interest) and dividends paid (non-controlling interest)	(366,684)	(628,609)	(605,500)
Dividends paid	(24,000,000)	(6,277,800)	(5,979,000)
Net cash flows used from financing activities	(10,119,417)	(8,918,356)	(9,316,405)
Increase (decrease) in cash and cash equivalents	(7,882,668)	3,899,336	1,679,368
Cash and cash equivalents at the beginning of the year	20,083,457	13,872,897	13,174,991
Exchange (loss) profit on cash and cash equivalents	(1,084,454)	2,311,224	(981,462)
Cash and cash equivalents at the end of the year	$ 11,116,335	$ 20,083,457	$ 13,872,897